Other Financial Liabilities at Fair Value Through Profit or Loss	6 Months Ended
Jun. 30, 2021
Disclosure of financial liabilities [abstract]
Other Financial Liabilities at Fair Value Through Profit or Loss
18. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	30 June 2021	31 December 2020
	£m	£m
US$30bn Euro Medium Term Note Programme	96	102
Structured Notes Programmes	431	805
Eurobonds	144	150
Structured deposits	347	375
Collateral and associated financial guarantees	5	2
	1,023	1,434